Annual Operating Expenses - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund - Fidelity Global ex U.S. Index Fund	Dec. 30, 2022
Operating Expenses:
Management fee	0.055%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.055%